Note 19 - Fair Value Measurements (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 Hi Ho Trademark [Member] JPY (¥)	Mar. 31, 2013 Trademarks [Member] USD ($)	Mar. 31, 2013 Trademarks [Member] JPY (¥)	Mar. 31, 2012 Trademarks [Member] JPY (¥)	Mar. 31, 2012 Non Marketable Equity Securities [Member] JPY (¥)
Note 19 - Fair Value Measurements (Details) [Line Items]
Other Investments	¥ 2,938,146	$ 40,052	¥ 3,771,262					¥ 100,000
Other Investment Not Readily Marketable, Fair Value	28,319
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	71,681
Indefinite-Lived Trademarks	155,000	1,136	107,000	192,000
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure					1,136	107,000	155,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)					$ 510	¥ 48,000	¥ 37,000